Summary of Significant Accounting Policies - Schedule of Change in Contract Assets (Details) - Previously Reported [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies - Schedule of Change in Contract Assets (Details) [Line Items]
Contract asset, beginning of the period	$ 4,915,064	$ 119,755
Cost of goods sold recognized during the period	(4,915,064)	(119,755)
Cash paid prior to completion of performance obligation	64,202	4,915,064
Contract assets, as of the end of the period	$ 64,202	$ 4,915,064